Financial instruments by category - Short term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Corporate bonds	$ 43,564	$ 0
Government securities	32,995	46,097
Mutual funds	13,267	0
Short-term investments	$ 89,826	$ 46,097